REPORTABLE SEGMENTS AND GEOGRAPHICAL INFORMATION (Schedule of Long-Lived Assets) (Details) (USD $) In Thousands, unless otherwise specified	Dec. 31, 2014	Dec. 31, 2013
Segment Reporting Information [Line Items]
Property and equipment, net	$ 41,875	$ 44,343
Customer Interactions Solutions [Member]
Segment Reporting Information [Line Items]
Property and equipment, net	21,027	25,235
Security Solutions [Member]
Segment Reporting Information [Line Items]
Property and equipment, net	6,536	6,360
Financial Crime and Compliance Solutions [Member]
Segment Reporting Information [Line Items]
Property and equipment, net	9,224	7,629
Non-Allocated [Member]
Segment Reporting Information [Line Items]
Property and equipment, net	$ 5,088	$ 5,119